SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property, Plant and Equipment and Impairment (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 CAD ($)
Disclosure of significant accounting policies [Line Items]
Impairment loss on asset or cash generating unit	$ 0
Heavy machinery and equipment [Member]
Disclosure of significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Buildings
Disclosure of significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	20 years
Leasehold Improvements [Member] | Maximum [Member]
Disclosure of significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Leasehold Improvements [Member] | Minimum [Member]
Disclosure of significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	2 years
Roads, Camp and other site infrastructure [Member] | Maximum [Member]
Disclosure of significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Roads, Camp and other site infrastructure [Member] | Minimum [Member]
Disclosure of significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Ore-processing mill components [Member] | Maximum [Member]
Disclosure of significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	30 years
Ore-processing mill components [Member] | Minimum [Member]
Disclosure of significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years